Long-term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt (Abstract)
Long-term Debt
15.	Long-term Debt:

 The amounts in the accompanying consolidated balance sheets are analyzed as follows:

		December 31,
	Borrower(s)	2010	2011
(a)	Serifos, Kithnos, Santorini, Paros, Naxos	29,740	27,340
(b)	Milos, Amorgos, Kimolos, Syros, Mykonos	25,420	22,620
(c)	Eton, Benmore and Ingram	23,961	22,473
(d)	Tasman and Santon	16,047	14,824
(e)	Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas, Kythira	59,658	56,230
(f)	Andros, Dilos, Ios, Sifnos, Tinos	34,228	38,223
(g)	Kassos, Tilos, Halki, Symi	31,970	32,698
(h)	Aegean III, VIII, XII	10,500	8,500
(i)	Blatoma	2,844	2,455
(j)	Verbeke Bunkering	3,446	2,331
(k)	Seatra	-	6,988
(l)	Overdraft facility under senior secured	180,000	123,000
	Total	417,814	357,682
	Less: Current portion	(74,896)	(21,428)
	Long-term portion	342,918	336,254

(a)   On August 30, 2005, as amended, Serifos, Kithnos, Santorini, Paros and Naxos, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $35,500 to partially finance the construction costs of vessels Serifos, Kithnos, Santorini, Paros, Naxos, respectively (five tranches of $7,100 each). Each tranche is available in seven advances, as defined in the loan agreement. Each tranche is repayable in 40 consecutive quarterly installments, with the first 30 being in the amount of $120 each and the remaining 10 being in the amount of $110 each, plus a balloon payment of $2,400 payable with the last installment. The first installment of each tranche is repayable three months after the date of drawdown of the respective delivery advance.

The loan bears interest at LIBOR plus 1.40% during each vessel's pre-delivery period and at LIBOR plus 1.30% or 1.55% from January , 2011, amended with a supplemental agreement, during each vessel's post-delivery period. During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 2.22%, 1.64% and 1.86%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.59% and 2.04%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $29,740 and $27,340, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.

(b)   On February 10, 2006, Milos, Amorgos, Kimolos, Syros and Mykonos, as co-borrowers, jointly and severally entered into a collateralized term loan with an international bank for an amount of $33,400 to partially finance the construction costs of vessels Milos, Amorgos, Kimolos, Syros, Mykonos, respectively (five tranches of $6,680 each). Each tranche is available in four advances, as defined in the loan agreement. Each tranche was repayable in 48 consecutive quarterly installments, with the first 47 being in the amount of $140 each and the last installment being in the amount of $100. The first installment of each tranche was repayable three months after the date of drawdown of the respective delivery advance.

On December 19, 2006, this facility was refinanced by a term loan (with identical terms and conditions) with the same bank under the 2006 Senior Secured Credit Facility.

The loan bears interest at LIBOR plus 1.15% plus additional compliance costs. During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 1.61%, 1.44% and 1.37%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.40% and 1.42%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $25,420 and $22,620, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $150,000; that minimum liquidity shall not be less than $25,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011, and subject to definitive documentation.

(c)  On October 25, 2006, Eton, Benmore and Ingram, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $26,250 to partially finance the construction costs of vessels Patmos, Nisyros, Karpathos (three tranches of $8,750 each). Each tranche was available in five advances, as defined in the loan agreement. Each tranche is repayable in 40 consecutive quarterly installments in the amount of $125 each, plus a balloon payment of $3,750 payable together with the last installment. The first installment of each tranche is repayable three months after the date of drawdown of the respective delivery advance.

The loan bears interest at LIBOR plus 1.30% before delivery of each vessel and at LIBOR plus 1.05% or 1.30% from January 1, 2011, amended with a supplemental agreement, after such vessel's delivery. During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 1.99%%, 1.59% and 1.80%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.77% and 1.84%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $23,961 and $22,473, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one; that the liquidity ratio shall be higher than 0.50-to-one.

(d)   On October 27, 2006, Tasman and Santon, as co-borrowers, jointly and severally entered into a collateralized term loan with a Greek bank for an amount of $17,600 to partially finance the construction costs of vessels Kalymnos and Leros (two tranches of $8,800 each). Each tranche was available in five advances, as defined in the loan agreement. Each tranche is repayable in 40 consecutive quarterly installments in the amount of $154 each, plus a balloon payment of $2,640 payable together with the last installment. The first installment of each tranche is repayable three months after the date of delivery of the respective vessel.

The loan bears interest at LIBOR plus 1.15% on the principal amount repayable in quarterly installments (for each tranche: $6,160) and at LIBOR plus 1.25% on the principal amount repayable in a balloon payment (for each tranche: $2,640). During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 1.69%, 1.46% and 1.48%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.46% and 1.71%, respectively. As of December 31, 2009 and 2010, the outstanding balance of the loan was $16,047 and $14,824, respectively

(e)   On October 30, 2006, Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas and Kythira, as co-borrowers, jointly and severally entered into a syndicated secured term loan with an international bank for an amount of $64,750 to partially finance the construction costs of vessels Kerkyra, Ithaki, Kefalonia, Paxoi, Zakynthos, Lefkas and Kythira (seven tranches of $9,250 each). Each tranche is available in five advances, as defined in the loan agreement. Each tranche is repayable in 40 consecutive quarterly installments in the amount of $125 each, plus a balloon payment of $4,250 payable together with the last installment. The first installment of each tranche is repayable three months after the date of drawdown of the respective delivery advance.

The loan bears interest at LIBOR plus 1.15% before delivery of each vessel and at LIBOR plus 1.05% or 1.30% from January 1, 2011, amended with a supplemental agreement, after such vessel's delivery. During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 1.96%, 1.71% and 1.80%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.76% and 1.81%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $59,658 and $56,230, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.

(f)    On July 5, 2007, Andros, Dilos, Ios, Sifnos and Tinos, as co-borrowers, jointly and severally entered into a syndicated collateralized term loan with an international bank for an amount of $37,560 to partially finance the construction costs of vessels Andros, Dilos, Ios, Anafi and Sikinos (five tranches of $7,512 each). Each tranche was available in advances, as defined in the loan agreement.

On September 12, 2008, the Company amended the collateralized term loan which had entered into on July 5, 2007, and increased the loan to an amount of $43,160, available in five tranches of $8,632 each. Each tranche is repayable in 40 consecutive quarterly installments of $216 each. The first installment of each tranche is repayable three months after the date of drawdown of the final advance.

The loan bears interest at LIBOR plus 1.00%. The loan is collateralized by a first priority mortgage over each of the vessels.

During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 1.86%, 1.43% and 1.68%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.58% and 1.91%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $34,228 and $38,223, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that market value adjusted net worth shall not be less than $150,000; that minimum liquidity shall not be less than $25,000 held with the lender at the end of each month with average minimum daily free liquidity of $10,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one, which was amended to 0.70-to-one, applied as of December 31, 2011, and subject to definitive documentation

(g)   On April 24, 2008, Kassos, Tilos, Halki and Symi, as co-borrowers, jointly and severally entered into a syndicated collateralized term loan with an international bank for an amount of $38,800 to partially finance the construction costs of the vessels Kassos, Tilos, Halki and QHS-228 (four tranches of $9,700 each). Each tranche is available in two advances, as defined in the loan agreement. Each tranche is repayable in 40 equal consecutive quarterly installments plus a balloon payment of $4,300 payable with the last installment. The first installment of each tranche is repayable three months after the date of drawdown of the respective delivery advance. The loan bears interest at LIBOR plus 1.15% or 1.40% from January 1, 2011, amended with a supplemental agreement, and is collateralized by the first priority mortgage on the four vessels.

During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 2.39%, 1.83% and 1.86%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.71% and 1.98%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $31,970 and $32,698, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that the ratio of total liabilities to total assets shall not exceed 0.75-to-one; that the current ratio shall not be less than 1.15-to-one and that the liquidity ratio shall be higher than 0.50-to-one.

(h)   On July 8, 2008, the Company entered into a collateralized term loan facility with a Greek bank for an amount of $15,000. The facility is collateralized by a first priority mortgage over the vessels, Aegean III, Aegean VIII and Aegean XII and bears interest at LIBOR plus 1.25%. The loan is repayable in 20 equal consecutive quarterly installments plus a balloon payment of $5,000 payable with the last installment.

During the years ended December 31, 2009, 2010 and 2011, the weighted average interest rate (including the margin) was 2.46%, 1.89% and 1.85%, respectively, while at December 31, 2010 and 2011, the interest rate (including the margin) was 1.84% and 1.93%, respectively. As of December 31, 2010 and 2011, the outstanding balance of the loan was $10,500 and $8,500, respectively.

The loan agreement contains financial covenants requiring the Company to ensure that Market value adjusted net worth shall not be less than $175,000; that minimum liquidity shall be not less than $25,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one. On April 5, 2012, we agreed with our lenders to permanently amend the maximum consolidated leverage ratio required to be maintained under the loan agreement to 0.75-to-one.

(i)    On April 1, 2010, the Company increased its long term debt due to the Verbeke Business acquisition by a loan agreement of an amount of €3,740,000 with a Belgian bank dated on March 22, 2004 to finance the construction of its vessel Texas. The interest rate is 4.36% per annum and the loan was renewed on April, 01, 2009 and is renewable every five years. As of December 31, 2010 and 2011, the outstanding balance under this facility was $2,844 (€2,146,000) and $2,455 (€1,896,000), respectively.

(j)    On April 1, 2010, the Company increased its long term debt due to the Verbeke Bunkering acquisition by a loan agreement of an amount of €4,000,000 with a Belgian bank dated on February 25, 2009. The facility bears interest of EURIBOR plus 2.5%. During the year ended December 31, 2010 and after the acquisition date of the Verbeke Business and 2011 the weighted average interest rate (including the margin) was 3.51% and 4.23%, while at December 31, 2010 and 2011, the interest rate (including the margin) was 3.51% and 4.04%. As of December 31, 2010 and 2011, the outstanding balance under this facility was $3,446 (€2,600,000) and $2,331 (€1,800,000), respectively.

(k)   On April 1, 2010, the Company assumed a loan agreement with an international bank that was signed, on October 6, 2009, by its acquired entity Verbeke Bunkering N.V and a third party. The purpose of this roll over credit facility for an amount of €5,680,000 is to finance the new building Montana and bears interest at EURIBOR plus 1.26%. The credit facility is repayable in quarterly installments of approximately €95,000. As of December 31, 2010 and 2011, the outstanding balance under this facility was $0 and $6,988 (€5,396,000) respectively.

(l)    On March 16, 2009, the Company renewed retroactively from February 1, 2009, for a period of two years, until January 30, 2011, the senior secured syndicated revolving guarantee and letter of credit facility that was signed on September 30, 2008. The amount of the facility was up to $1,000,000, for working capital and general corporate purposes. The renewed facility had a committed amount of up to $250,000 consisting of a guarantee and/or letter of credit line in an amount of up to $147,500 and a cash advance limit in an amount of up to $208,000. The facility bears interest at LIBOR plus 2.50%, while documentary and standby letters of credit are subject to commissions of 0.75% and 1.50%, respectively.  The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $175,000; that minimum liquidity shall not be less than $25,000 held with the lender at the end of each month with average minimum daily free liquidity of $10,000; that the ratio of total liabilities to total assets shall not exceed 0.65-to-one and that the Company's interest coverage ratio is always higher than 1.3. As of December 31, 2010, the outstanding balance of the loan was $180,000, out of which $55,000 was reclassified to current portion since the renewal of the above agreement for an additional two-year period.

On March 3, 2011, the Company renewed retroactively from February 1, 2011, the senior secured syndicated revolving credit and letter of credit facility that was signed on March 16, 2009. The facility expires on January 30, 2013 and has a credit limit of up to $210,000 consisting of a committed amount of up to $125,000 and an uncommitted amount of up to $85,000. The facility bears interest at LIBOR plus 3.00%, while documentary and standby letters of credit are subject to commissions of 0.70% and 1.60%, respectively.  The loan agreement contains financial covenants requiring the Company to ensure that book net worth shall not be less than $375,000; that minimum liquidity shall not be less than $30,000 held with the lender at the end of each month with average minimum daily free liquidity of $15,000; that the ratio of total liabilities to total assets shall not exceed 0.70-to-one; that the Company's interest coverage ratio is always higher than 1.35, increased to 1.60 from first quarter of 2012, and that the current ratio shall not be less than 1.15. As of December 31, 2011, the outstanding balance of the loan was $123,000.

As of December 31, 2011, the outstanding vessel-financing loans are generally collateralized as follows:

·      First priority assignment of the shipbuilding contracts and first priority mortgages over the vessels (when completed);

·      Assignments of insurance and earnings of the mortgaged vessels (when completed);

·      An undertaking from the vessels' manager.

The vessel-financing loan agreements contain ship finance covenants including restrictions as to changes in management and ownership of the vessels, additional indebtedness and mortgaging of vessels without the bank's prior consent as well as minimum requirements regarding the ratio of the market value of the relevant vessel to the outstanding loan amount and the ratio of the insured amount of the relevant vessel to the outstanding loan amount. In addition, the borrowing companies and/or their managers must maintain working capital accounts with the lending banks, as defined in the loan agreements. Furthermore, the vessel-owning subsidiary companies are not permitted to pay any dividends without the lenders' prior consent. The vessel-owning subsidiary companies with outstanding loans had restricted net assets amounting to $(19,768) and $(45,564), as of December 31, 2010 and 2011, respectively.

As of December 31, 2011, the Company's vessel-under-construction as well as newly-completed vessels, having a total carrying value of $358,405, have been provided as collateral to secure the long-term debt discussed above.

Total interest incurred on long-term debt for the years ended December 31, 2009, 2010 and 2011 amounted to $8,366, $9,011 and $9,386, respectively, (Note 21) and is included in interest and finance costs in the accompanying consolidated statements of income. Accrued interest expense on long-term debt as of December 31, 2010 and 2011 amounted to $831 and $356, respectively, and is included in accrued and other current liabilities in the accompanying consolidated balance sheets.

The total amount available under the Company's long-term debt agreements was $2,000 as of December 31, 2011.

As of December 31, 2011, the Company was in compliance with all financial covenants on all its loans, except for non-compliance with the leverage ratio covenant contained in certain of the credit facilities and related corporate guarantees, which requires the Company to maintain a ratio of total liabilities to total assets of not more than 0.65-to-one and, as such, have agreed with our lenders under the facilities to permanently amend the maximum leverage ratio requirement under the facilities and related guarantees to not more than between 0.70-to-one and 0.75-to-one, subject to definitive documentation. The amendments were applied to December 31, 2011.

As of March 31, 2012, the Company was not in compliance with the current ratio covenant contained in seven of our credit facilities and related corporate guarantees, which requires us to maintain a minimum current ratio of 1.15-to-one and, as such, has agreed with the lenders to reduce the minimum current ratio required under the facilities and related guarantees to between 1.10-to-one and 1.05-to-one until 2013, or the waiver period.

The annual principal payments required to be made after December 31, 2011, are as follows:

Amount
2012	21,428
2013	148,928
2014	18,651
2015	18,352
2016	18,252
2017 and thereafter	132,071
357,682